Changes in operating lease assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in operating lease assets [Line Items]
Beginning balance	₩ 3,003,886	₩ 3,021,772
Acquisitions	1,076,404	150,889
Disposals	(43,644)	(30,716)
Depreciation	(479,657)	(171,771)
Ending balance	4,083,328	3,003,886
Property Plant And Equipment By Operating Lease Status [Member]
Changes in operating lease assets [Line Items]
Beginning balance	370,868
Acquisitions	411,971
Disposals	(134,810)
Depreciation	(98,288)
Ending balance	₩ 549,741	₩ 370,868